Results per share (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (1,561,473)	R$ (7,221,538)	R$ (5,988,128)
Common Share [Member]
IfrsStatementLineItems [Line Items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (311,590)	R$ (1,560,971)	R$ (1,377,078)
Weighted average number of outstanding shares (in thousands)	2,863,683	2,863,683	2,863,683
Basic loss per share	R$ (0.109)	R$ (0.545)	R$ (0.481)
Diluted loss per share	R$ (0.109)	R$ (0.545)	R$ (0.481)
Preference shares [member]
IfrsStatementLineItems [Line Items]
Net loss for the fiscal year attributed to controlling shareholders	R$ (1,249,883)	R$ (5,660,567)	R$ (4,611,050)
Weighted average number of outstanding shares (in thousands)	327,062	295,486	273,967
Basic loss per share	R$ (3.822)	R$ (19.157)	R$ (16.831)
Diluted loss per share	R$ (3.822)	R$ (19.157)	R$ (16.831)